Consolidated Statements of Earnings (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Revenue	$ 584,117	$ 363,876
Mine operating costs
Cost of sales	366,085	194,305
Cost of sales, standby costs	0	10,112
Depletion, depreciation, and amortization	116,613	54,405
Expense arising from exploration evaluation production and extractive costs of mineral resources	482,698	258,822
Mine operating earnings	101,419	105,054
General and administrative expenses	27,063	24,855
Share-based payments	12,290	8,255
Mine holding costs	12,056	21,583
Loss on divestiture of exploration projects	0	3,685
Acquisition costs	1,973	0
Foreign exchange (gain) loss	(1,165)	6,319
Operating earnings	49,202	40,357
Unrealized loss on foreign currency derivatives	0	(982)
Investment and other (loss) income	(2,948)	5,127
Finance costs	(21,004)	(14,773)
Earnings before income taxes	25,250	29,729
Income taxes
Current income tax expense	49,283	9,966
Deferred income tax recovery	(19,110)	(3,324)
Total tax expense (income)	30,173	6,642
Net (loss) earnings for the year	$ (4,923)	$ 23,087
(Loss) earnings per common share
Basic (in dollars per share)	$ (0.02)	$ 0.11
Diluted (in dollars per share)	$ (0.02)	$ 0.11
Weighted average shares outstanding
Basic (in shares)	244,749,772	213,879,622
Diluted (in shares)	244,749,772	215,878,829